LONG-TERM INVESTMENTS (Details)	1 Months Ended					12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Aug. 31, 2014 CNY (¥)	Mar. 31, 2016 USD ($) item	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2016 CNY (¥) item
Equity method investments
Total equity method investments								¥ 35,729,848	¥ 48,747,486
Share of loss recognized						$ 1,369,283	¥ 8,829,140	2,196,750
Zhishang
Equity method investments
Total equity method investments								12,396,725	7,701,753
Master Mind
Equity method investments
Total equity method investments								17,543,789	¥ 27,534,547
Percentage of equity interest						33.00%			33.00%
Valuation by new investor, threshold | $						$ 25,000,000
Share of loss recognized							2,314,074	882,809
Master Mind | Net revenue of equity investee, threshold one
Equity method investments
Net revenue threshold							¥ 157,000,000
Increase in ownership percentage						18.00%	18.00%
Master Mind | Net revenue of equity investee, threshold two
Equity method investments
Net revenue threshold							¥ 236,000,000
Increase in ownership percentage						12.00%	12.00%
Master Mind | Net revenue of equity investee, threshold three
Equity method investments
Net revenue threshold							¥ 315,000,000
Increase in ownership percentage						6.00%	6.00%
Satech
Equity method investments
Total equity method investments								5,789,334	¥ 4,520,146
Percentage of equity interest						20.00%			20.00%
Valuation by new investor, threshold									¥ 60,000,000
Share of loss recognized							¥ 1,269,187	210,666
Satech | Net revenue of equity investee, threshold four
Equity method investments
Net revenue threshold							¥ 55,000,000
Increase in ownership percentage						31.00%	31.00%
Brilent Inc.
Equity method investments
Total equity method investments									¥ 8,991,040
Share of loss recognized							¥ 550,907
ATA Online | Zhishang
Equity method investments
Percentage of equity interest					45.00%
Cash consideration					¥ 13,500,000
Share of loss recognized							¥ 4,694,972	¥ 1,103,275
ATA Online | Master Mind
Equity method investments
Percentage of equity interest				33.00%
Cash consideration		¥ 12,302,000		¥ 18,453,864
ATA Online | Satech
Equity method investments
Percentage of equity interest			20.00%
Cash consideration			¥ 6,000,000
ATA BVI | Brilent Inc.
Equity method investments
Percentage of equity interest						15.47%			15.47%
Number of board seat held | item						1			1
Total number of board seat | item						6			6
ATA BVI | Brilent Inc. | Preferred Shares
Equity method investments
Number of shares purchased | shares	2,156,721
Purchase price (USD per share) | $ / shares	$ 0.6955
Total consideration | $	$ 1,500,000